AFS and HTM Debt Securities, Income Statement Impacts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AFS And HTM Debt Securities [Abstract]
Debt securities, held-to-maturity, sold, realized gain (Loss)	$ 0	$ 0	$ 0
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Interest income, Available-for-sale	3,095	2,808	4,992
Interest income, Held-to-maturity	6,220	4,359	3,712
Total interest income	9,315	7,167	8,704
Provision for credit losses, Available-for-sale,	1	(2)	89
Provision for credit losses, Held-to-maturity	(11)	54	35
Total provision for credit losses	(10)	52	124
Gross realized gains	276	571	931
Gross realized losses	(125)	(10)	(43)
Impairment write-downs	0	(8)	(15)
Net realized gains	$ 151	$ 553	$ 873